UNITED STATES SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

1 Name and Address of Issuer:
Saturna Investment Trust
1300 North State Street
Bellingham, WA 98225

2 The name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

Sextant Short-Term Bond Fund
Sextant Bond Income Fund
Sextant Core Fund
Sextand Global High Income
Sextant Growth Fund
Sextant International Fund
Idaho Tax Exempt Fund

3 Investment Company Act File Number: 811-5071 Securities Act File Number: 33-13247

4(a) Last day of fiscal year for which this notice is filed: November 30, 2012

4(b) Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Check box if this the last time the issuer will be filing this form.

5 Calculation of registration fee:

(i) Aggregate Sale price of securities sold during the fiscal year pursuant to section 24 (f) $86,306,505.00

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $65,211,196.00

(iii) Aggregate sale price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $0.00

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: $65,211,196.00

(v) Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $21,095,309.00

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $0.00

(vii) Multiplier for determining registration fee (See Instruction C.9): x 0.0001364

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $2,877.40

6 Prepaid Shares

If the response to Item 5(i) was determine by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____N/A________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: _____N/A_______.

7 Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): = $0.00

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $2,877.40

9 Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: February 25th, 2013 Method of Delivery: Wire Transfer

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)
/s/ Christopher R. Fankhauser
Director, Treasurer and C.O.O

Date 02/26/2013